Long-Term Debt - Schedule of Long-Term Debt (Parenthetical) (Detail)	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
3-month LIBOR rate	0.26%	0.25%
Statutory Trust I, 3 Month LIBOR Plus 3.25% [Member]
Debt Instrument [Line Items]
LIBOR plus rate	3.25%
Statutory Trust II, 3 Month LIBOR Plus 3.15% [Member]
Debt Instrument [Line Items]
LIBOR plus rate	3.15%
Statutory Trust III, 3 Month LIBOR Plus 2.00% [Member]
Debt Instrument [Line Items]
LIBOR plus rate	2.00%
Statutory Trust IV, 3 Month LIBOR Plus 1.60% [Member]
Debt Instrument [Line Items]
LIBOR plus rate	1.60%
American Horizons Statutory Trust I, 3 Month LIBOR Plus 3.15% [Member]
Debt Instrument [Line Items]
LIBOR plus rate	3.15%
Statutory Trust V, 3 Month LIBOR Plus 1.435% [Member]
Debt Instrument [Line Items]
LIBOR plus rate	1.435%
Statutory Trust VI, 3 Month LIBOR Plus 2.75% [Member]
Debt Instrument [Line Items]
LIBOR plus rate	2.75%
Statutory Trust VII, 3 Month LIBOR Plus 2.54% [Member]
Debt Instrument [Line Items]
LIBOR plus rate	2.54%
Statutory Trust VIII, 3 Month LIBOR Plus 3.50% [Member]
Debt Instrument [Line Items]
LIBOR plus rate	3.50%
OMNI Trust I, 3 Month LIBOR Plus 3.30% [Member]
Debt Instrument [Line Items]
LIBOR plus rate	3.30%
OMNI Trust II, 3 Month LIBOR Plus 2.79% [Member]
Debt Instrument [Line Items]
LIBOR plus rate	2.79%
0.724% to 7.04% [Member]
Debt Instrument [Line Items]
Long-term debt, fixed interest, percentage rate minimum	0.724%
Long-term debt, fixed interest, percentage rate maximum	7.04%
0.50% to 5.00% Fixed [Member]
Debt Instrument [Line Items]
Long-term debt, fixed interest, percentage rate minimum	0.50%
Long-term debt, fixed interest, percentage rate maximum	5.00%
Minimum [Member] | 0.50% to 5.00% Fixed [Member]
Debt Instrument [Line Items]
Debt instrument maturity date period, (in years)	P7Y
Maximum [Member] | 0.50% to 5.00% Fixed [Member]
Debt Instrument [Line Items]
Debt instrument maturity date period, (in years)	P40Y